UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2013	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

August 31, 2013 (unaudited)

	Shares	Value
Common Stocks—99.9%
Consumer Discretionary—10.5%
Big 5 Sporting Goods Corp.	12,088	$202,232
Cache, Inc.*	25,431	126,901
Gentherm, Inc.*	14,340	239,908
Hooker Furniture Corp.	15,480	222,757
Jamba, Inc.*	21,109	271,248
Krispy Kreme Doughnuts, Inc.*	16,748	330,271
Live Nation Entertainment, Inc.*	23,240	391,826
Pacific Sunwear of California, Inc.*	132,167	430,864
Valuevision Media, Inc., Class A*	111,536	545,411
Winmark Corp.	3,051	221,045
Total Consumer Discretionary		2,982,463
Consumer Staples—3.4%
Amira Nature Foods, Ltd.*	32,195	304,565
G. Willi-Food International, Ltd.*	36,098	254,852
Hain Celestial Group, Inc., The*	3,519	287,784
IGI Laboratories, Inc.*	65,075	123,643
Total Consumer Staples		970,844
Energy—6.5%
Dawson Geophysical Co.*	8,774	314,987
Matador Resources Co.*	28,396	481,028
Navios Maritime Acquisition Corp.[1]	78,429	298,030
TETRA Technologies, Inc.*	25,184	295,912
Tsakos Energy Navigation, Ltd.[1]	36,416	168,242
US Energy Corp.*	135,149	275,704
Total Energy		1,833,903
Financials—10.3%
CNO Financial Group, Inc.	36,330	493,725
eHealth, Inc.*	9,728	269,174
Evercore Partners, Inc., Class A	6,607	294,606
First Merchants Corp.	15,312	261,529
Investment Technology Group, Inc.*	23,641	401,897
Meadowbrook Insurance Group, Inc.	33,018	197,448
Old Republic International Corp.	20,344	288,885
Stewart Information Services Corp.	13,467	411,956
ZipRealty, Inc.*	60,686	288,259
Total Financials		2,907,479
Health Care—26.5%
Abaxis, Inc.	5,489	215,059
Acadia Healthcare Co., Inc.*	7,663	293,723
Affymetrix, Inc.*	62,627	348,832
Akorn, Inc.*	18,652	335,176
Allscripts Healthcare Solutions, Inc.*	18,543	269,615

	Shares	Value
Alphatec Holdings, Inc.*	113,928	$225,577
Analogic Corp.	3,015	225,040
AtriCure, Inc.*	28,517	250,664
BioTelemetry, Inc.*	42,096	354,448
Cardiovascular Systems, Inc.*	13,832	283,833
Cutera, Inc.*	18,908	176,790
Derma Sciences, Inc.*	23,915	335,767
Dyax Corp.*	87,978	393,262
ExamWorks Group, Inc.*	16,635	390,923
Fluidigm Corp.*	14,553	297,754
HealthStream, Inc.*	13,628	451,768
Heska Corp.	11,890	62,423
ICON PLC*	9,024	329,737
Iridex Corp.*	41,244	249,939
Ligand Pharmaceuticals, Inc., Class B*	10,821	520,382
Rockwell Medical, Inc.*,1	52,851	292,266
Sequenom, Inc.*	44,513	129,978
TearLab Corp.*	22,865	300,446
Trinity Biotech PLC, Sponsored ADR	10,309	196,180
ViroPharma, Inc.*	9,226	278,164
Zeltiq Aesthetics, Inc.*	38,809	310,084
Total Health Care		7,517,830
Industrials—17.7%
Aceto Corp.	26,037	382,744
Advisory Board Co., The*	4,249	232,718
Ascent Solar Technologies, Inc.*	243,766	204,763
Barrett Business Services, Inc.	4,824	310,038
Capstone Turbine Corp.*	235,957	261,912
Ceco Environmental Corp.	13,286	176,970
Chart Industries, Inc.*	3,360	383,645
FuelCell Energy, Inc.*	175,887	218,100
Manitex International, Inc.*	32,793	329,898
On Assignment, Inc.*	12,366	373,082
Orion Energy Systems, Inc.*	40,248	139,258
PGT, Inc.*	31,992	325,679
PowerSecure International, Inc.*	29,667	455,388
Primoris Services Corp.	11,483	258,138
Rush Enterprises, Inc., Class A*	10,345	258,935
Twin Disc, Inc.	9,129	240,914
WageWorks, Inc.*	6,602	275,567
Westport Innovations, Inc.*,1	6,693	184,124
Total Industrials		5,011,873
Information Technology—22.5%
Alliance Fiber Optic Products, Inc.[1]	15,073	558,153

1

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—22.5% (continued)
AOL, Inc.*	7,550	$248,622
Calix, Inc.*	27,844	357,795
Callidus Software, Inc.*	56,996	438,299
Cardtronics, Inc.*	12,130	420,790
Computer Task Group, Inc.	11,741	209,929
Dot Hill Systems Corp.*	55,514	124,907
Finisar Corp.*	16,121	329,997
GSI Technology, Inc.*	23,283	154,133
Guidance Software, Inc.*	23,107	194,561
Infoblox, Inc.*	4,582	159,912
Interactive Intelligence Group, Inc.*	6,849	403,406
Meru Networks, Inc.*	45,649	157,489
Mindspeed Technologies, Inc.*	52,685	163,850
Orbotech, Ltd.*	23,165	279,833
Park City Group, Inc.*	33,400	247,160
Procera Networks, Inc.*	18,671	241,789
PROS Holdings, Inc.*	11,293	370,410
Super Micro Computer, Inc.*	20,147	258,687
Ultra Clean Holdings, Inc.*	42,018	279,420
USA Technologies, Inc.*	106,654	197,310
WebMD Health Corp.*	8,879	278,978
Yelp, Inc.*	5,520	286,930
Total Information Technology		6,362,360
Materials—2.5%
Globe Specialty Metals, Inc.	13,370	171,805
Headwaters, Inc.*	25,432	217,698
US Concrete, Inc.*	15,954	312,379
Total Materials		701,882
Total Common Stocks (cost $20,693,725)		28,288,634

	Principal Amount	Value
Short-Term Investments—4.5%
Repurchase Agreements—3.3%[2]
Nomura Securities, dated 08/30/13, due 09/03/13, 0.060%, total to be received $932,713 (secured by various U.S. Government Agency Obligations, 0.000%—6.000%, 10/01/19 - 09/01/43, totaling $951,361)	$932,707	$932,707

	Shares
Other Investment Companies—1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	336,231	336,231
Total Short-Term Investments (cost $1,268,938)		1,268,938
Total Investments—104.4% (cost $21,962,663)		29,557,572
Other Assets, less Liabilities—(4.4)%		(1,248,325)
Net Assets—100.0%		$28,309,247

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Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $22,371,363 for Federal income tax purposes at August 31, 2013, the aggregate gross unrealized appreciation and depreciation were $7,939,724 and $753,515, respectively, resulting in net unrealized appreciation of investments of $7,186,209.

*	Non-income producing security.

1	Some or all of these shares, amounting to a market value of $885,936, or 3.1% of net assets, were out on loan to various brokers.

2	Collateral received from brokers for securities lending was invested in this short-term investment.

3	Yield shown represents the August 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Fund’s net assests by the above fair value hierarchy levels as of August 31, 2013.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$28,288,634	—	—	$28,288,634
Short-Term Investments
Repurchase Agreements	—	$932,707	—	932,707
Other Investment Companies	336,231	—	—	336,231

Total Investments in Securities	$28,624,865	$932,707	—	$29,557,572

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 7, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 7, 2013